Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2016
Information about Pension Plan

Information about the pension plan is as follows:

	2016	2015
Change in benefit obligation:
Beginning benefit obligation	$16,328	$16,953
Service cost	—	—
Interest cost	689	604
Curtailment gain	—	—
Settlement loss	51	117
Actuarial (gain)/loss	669	(6)
Benefits paid	(773)	(1,340)

Ending benefit obligation	16,964	16,328

Change in plan assets, at fair value:
Beginning plan assets	15,647	16,184
Actual return	802	129
Employer contribution	500	700
Benefits paid	(773)	(1,340)
Administrative expenses	(26)	(26)

Ending plan assets	16,150	15,647

Funded status at end of year	$(814)	$(681)

Components of Net Periodic Pension Expense

The components of net periodic pension expense were as follows:

	2016	2015	2014
Service cost	$—	$—	$306
Interest cost	689	604	639
Expected return on plan assets	(1,090)	(1,088)	(1,021)
Net amortization and deferral	326	270	334

Net periodic pension cost (benefit)	$(75)	$(214)	$258

Net loss (gain) recognized in other comprehensive loss	$448	$412	$(1,228)
Total recognized in net periodic benefit cost and other comprehensive loss (before tax)	$373	$198	$(970)

Schedule of Target Allocation and Expected Long-Term Rate of Return by Asset Category

The Company’s pension plan asset allocation at year-end 2016 and 2015 and target allocation for 2017 by asset category are as follows:

		Percentage of Plan
	Target	Assets
	Allocation	at Year-end
Asset Category	2017	2016	2015
Equity securities	20-50%	47.5%	48.2%
Debt securities	30-60	52.1	47.0
Money market funds	20-30	0.4	4.8

Total		100.0%	100.0%

Plan's Assets at Fair Value Hierarchy

The following tables set forth by level, within the fair value hierarchy, the pension plan’s assets at fair value as of December 31, 2016 and 2015:

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$—	$64	$—	$64
Bond mutual funds	23	—	—	23
Common/collective trust:
Bonds	8,390	—	—	8,390
Equities	5,593	—	—	5,593
Equity market funds:
International	399	—	—	399
Large cap	1,023	—	—	1,023
Mid cap	282	—	—	282
Small cap	376	—	—	376

Total assets at fair value	$16,086	$64	$—	$16,150

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$—	$94	$—	$94
Bond mutual funds	23	—	—	23
Common/collective trust:
Bonds	7,338	—	—	7,338
Equities	6,315	—	—	6,315
Equity market funds:
International	357	—	—	357
Large cap	1,155	—	—	1,155
Mid cap	242	—	—	242
Small cap	123	—	—	123

Total assets at fair value	$15,553	$94	$—	$15,647

Summary of Expected Benefit Payments	Expected benefit payments, which reflect expected future service, are as follows:

2017	$2,526
2018	442
2019	1,240
2020	753
2021	917
2022 through 2024	5,279

Total	$11,157

Benefit Obligations [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations

The weighted average assumptions used to determine benefit obligations at year-end were as follows:

	2016	2015	2014
Discount rate on benefit obligation	4.00%	4.16%	3.69%
Long-term rate of return on plan assets	7.00%	7.00%	7.00%
Rate of compensation increase	0.00%	0.00%	0.00%

Net Periodic Pension Cost [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations

The weighted average assumptions used to determine net periodic pension cost were as follows:

	2016	2015	2014
Discount rate on benefit obligation	4.16%	3.69%	4.38%
Long-term rate of return on plan assets	7.00%	7.00%	7.00%
Rate of compensation increase	0.00%	0.00%	3.00%